Active Value ETF Average Annual Total Returns		12 Months Ended	29 Months Ended	39 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	17.28%	10.99%	14.28%	12.87%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%		7.41%	8.68%	8.49%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.51%		9.53%
Performance Inception Date	Oct. 04, 2021
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.10%		9.11%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.45%		7.36%